Non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Non-current financial assets
Schedule of non-current financial assets

	June 30,	December 31,
	2023	2022
Security rental deposits	54,350	54,355
Total non‑current financial assets	54,350	54,355